Parent company only condensed financial information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares
Current assets:
Cash and cash equivalents	$ 4,983,266	¥ 34,262,445		¥ 25,688,327
Short term investments	296,062	2,035,575		8,587,852
Prepayments and other current assets	559,699	3,848,225		2,258,904
Amount due from related parties	456,151	3,136,265		10,796,561
Total current assets	15,250,639	104,855,779		115,028,652
Non-current assets:
Investment in equity investees	4,560,631	31,356,616		18,551,319
Investments in subsidiaries, consolidated VIEs and VIEs' subsidiaries | ¥		13,307,454		8,800,593
Investment securities	2,312,788	15,901,573		10,027,813
Intangible assets, net	728,922	5,011,706		6,692,717
Other non-current assets	768,518	5,283,948		2,227,942
Total non-current assets	15,171,127	104,309,078		69,026,314
Total assets	30,421,766	209,164,857		184,054,966
Current liabilities:
Accrued expenses and other liabilities	2,951,448	20,292,680		15,117,840
Total current liabilities	17,578,652	120,862,015		118,250,621
Non-current liabilities:
Long-term borrowings	449,195	3,088,440
Unsecured senior notes	987,004	6,786,143		6,447,357
Total non-current liabilities	1,668,926	11,474,698		13,415,642
Total liabilities	19,247,578	132,336,713		131,666,263
SHAREHOLDERS' EQUITY:
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,477,346,590 Class A ordinary shares issued and 2,406,652,132 outstanding, 461,362,309 Class B ordinary shares issued and 446,011,297 outstanding as of December 31, 2017; 2,507,473,330 Class A ordinary shares issued and 2,447,926,638 outstanding, 458,342,517 Class B ordinary shares issued and 446,369,717 outstanding as of December 31, 2018)	55	380		377
Additional paid-in capital	12,047,545	82,832,895		76,254,607
Statutory reserves	203,681	1,400,412		635,966
Treasury stock	(550,321)	(3,783,729)		(4,457,608)
Accumulated deficit	(3,496,194)	(24,038,081)		(22,234,609)
Accumulated other comprehensive income	488,560	3,359,096		1,842,081
Total JD.com, Inc. shareholders' equity	8,693,326	59,770,973		52,040,814
Total liabilities, mezzanine equity and shareholders' equity	$ 30,421,766	¥ 209,164,857		¥ 184,054,966
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000		100,000,000,000
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	2,507,473,330	2,507,473,330		2,477,346,590
Ordinary shares, shares outstanding (in shares)	2,447,926,638	2,447,926,638		2,406,652,132
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	458,342,517	458,342,517		461,362,309
Ordinary shares, shares outstanding (in shares)	446,369,717	446,369,717		446,011,297
Parent company
Current assets:
Cash and cash equivalents	$ 319,511	¥ 2,196,796		¥ 8,964,809
Short term investments	110	755
Prepayments and other current assets	17,718	121,822		63,853
Amount due from related parties	226,207	1,555,288		715,671
Total current assets	563,546	3,874,661		9,744,333
Non-current assets:
Investment in equity investees | ¥				7,514
Investments in subsidiaries, consolidated VIEs and VIEs' subsidiaries	9,326,910	64,127,171		45,675,625
Investment securities	1,888	12,978		35,893
Intangible assets, net	228,272	1,569,483		3,092,549
Other non-current assets	17,664	121,453
Total non-current assets	9,574,734	65,831,085		48,811,581
Total assets	10,138,280	69,705,746		58,555,914
Current liabilities:
Accrued expenses and other liabilities	8,755	60,190		67,743
Total current liabilities	8,755	60,190		67,743
Non-current liabilities:
Long-term borrowings	449,195	3,088,440
Unsecured senior notes	987,004	6,786,143		6,447,357
Total non-current liabilities	1,436,199	9,874,583		6,447,357
Total liabilities	1,444,954	9,934,773		6,515,100
SHAREHOLDERS' EQUITY:
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,477,346,590 Class A ordinary shares issued and 2,406,652,132 outstanding, 461,362,309 Class B ordinary shares issued and 446,011,297 outstanding as of December 31, 2017; 2,507,473,330 Class A ordinary shares issued and 2,447,926,638 outstanding, 458,342,517 Class B ordinary shares issued and 446,369,717 outstanding as of December 31, 2018)	55	380		377
Additional paid-in capital	12,047,545	82,832,895		76,254,607
Statutory reserves	203,681	1,400,412		635,966
Treasury stock	(550,321)	(3,783,729)		(4,457,608)
Accumulated deficit	(3,496,194)	(24,038,081)		(22,234,609)
Accumulated other comprehensive income	488,560	3,359,096		1,842,081
Total JD.com, Inc. shareholders' equity	8,693,326	59,770,973		52,040,814
Total liabilities, mezzanine equity and shareholders' equity	$ 10,138,280	¥ 69,705,746		¥ 58,555,914
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000		100,000,000,000
Parent company | Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	2,507,473,330	2,507,473,330		2,477,346,590
Ordinary shares, shares outstanding (in shares)	2,447,926,638	2,447,926,638		2,406,652,132
Parent company | Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	458,342,517	458,342,517		461,362,309
Ordinary shares, shares outstanding (in shares)	446,369,717	446,369,717		446,011,297